FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		$ 535
Derivatives instruments	$ (420)	(13)
Total assets (liabilities)	$ (420)	522
Derivatives instruments, tax effect		$ 36
Fair Value Inputs Level2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Derivatives instruments	$ (420)	$ (13)
Total assets (liabilities)	$ (420)	(13)
Fair Value Inputs Level1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		$ 535
Derivatives instruments
Total assets (liabilities)		$ 535